AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 2020

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 618	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.619	☒

(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

277 Park Avenue

New York, New York, 10172

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

4 New York Plaza

New York, New York 10004

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, Ohio 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 618 relates to the following Funds:

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 14th day of July, 2020.

JPMorgan Trust I
By: Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on July 14, 2020.

John F. Finn*	Peter C. Marshall*

John F. Finn	Peter C. Marshall
Trustee	Trustee

Stephen P. Fisher*	Mary E. Martinez*

Stephen P. Fisher	Mary E. Martinez
Trustee	Trustee

Kathleen M. Gallagher*	Marilyn McCoy*

Kathleen M. Gallagher	Marilyn McCoy
Trustee	Trustee

Dennis P. Harrington*	Mitchell M. Merin*

Dennis P. Harrington	Mitchell M. Merin
Trustee	Trustee

Frankie D. Hughes*	Robert A. Oden, Jr.*

Frankie D. Hughes	Robert A. Oden, Jr.
Trustee	Trustee

Raymond Kanner*	Marian U. Pardo*

Raymond Kanner	Marian U. Pardo
Trustee	Trustee

Timothy J. Clemens*	Brian S. Shlissel*

Timothy J. Clemens	Brian S. Shlissel
Treasurer and Principal Financial Officer	President and Principal Executive Officer

*By	/s/ Jessica K. Ditullio
Jessica K. Ditullio
Attorney-In-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase